Transactions with Related Parties - Granitis (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Granitis Glyfada Real Estate Ltd.
Related Party Transaction [Line Items]
Rent expense	$ 20,470	$ 25,078